Note 14 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 999	$ 736	$ 370
Total	13,444	9,913	4,789
Voyage Expenses [Member]
Port charges / other voyage expenses	10		27
Bunkers	15	20	27
Commissions	974	716	316
Total	999	736	370
Vessel Operating Expenses [Member]
Crew wages and related costs	9,228	6,885	3,090
Insurance	777	542	268
Repairs and maintenance	973	520	297
Spares and consumable stores	2,374	1,923	1,109
Registration and tonnage taxes (Note 16)	$ 92	$ 43	$ 25